UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA             5/12/2011
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                21

Form 13F Information Table Value Total:           127,065

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
APPLE INC                    COM                37833100         881         2,529                                          2529
ATLAS ENERGY LP              COM               04930A104       3,351       150,000                          150000
ATLAS PIPELINE PARTNERS LP   COM                49392103       9,833       285,000                          285000
BIOCLINICA INC               COM               09071B100       1,315       254,895                          254895
CHESAPEAKE ENERGY OKLA       COM               165167BW6         709        21,165                                         21165
COEUR D'ALENE MINES CORP     COM NEW           192108AQ1      25,514       733,585                          615000        118585
COMSTOCK RES INC NEW COM     COM NEW           205768203       1,101        35,585                           10000         25585
CONSOL ENERGY INC            COM               20854P109       3,495        65,175                           50000         15175
COUSINS PROPS INC       REIT COM               222795106      15,693     1,879,402                         1879402
CUMBERLAND PHARMACEUTICALS   COM               230770109       1,422       257,109                          257109
DIGITALGLOBE INC             COM NEW           25389M877       4,774       170,335                          143355         26980
EL PASO CORPORATION          COM               28336L109       4,002       222,360                          175000         47360
EXXON MOBIL CORP     COM     COM               30231G102       1,514        18,000                           18000
GEOEYE INC                   COM               37250W108       4,732       113,797                           93837         19960
HECLA MINING CO              COM               422704106       5,395       594,130                          475000        119130
KRONOS WORLDWIDE INC         COM               50105F105       5,505        94,180                           65720         28460
LINN ENERGY LLC-UNITS        COM UNITS         536020100       8,565       220,000                          220000
NEW GOLD INC                 COM               644535106      22,123     1,889,200                         1540000        349200
NII HLDGS INC      CL B      COM               62913F201         962        23,080                                         23080
ULTRA PETROLEUM CORP         COM               903914109         972        19,745                            5500         14245
YAMANA GOLD INC              COM               98462Y100       5,207       422,955                          340000         82955

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